Trademarks and Other Intangibles - Schedule of Future Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite Lived Intangible Assets Future Amortization Expense:
2025		$ 3,531
2026		3,506
2027		3,503
2028		3,503
2029		3,503
Thereafter (through 2036)		17,213
Total	$ 32,111	$ 34,759	$ 41,520